Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands, except percentage)
Income before income tax expenses	602,397	375,913	550,718
Less: loss from non-China operations	(106,256)	(57,031)	(232,830)
Income from China operations	708,653	432,944	783,548
Income tax expense applicable to non-China operations	21,473	2,852	1,355
Income tax expense applicable to China operations	88,091	58,464	137,486
Total income tax expenses	109,564	61,316	138,841
Effective tax rate for China operations	12.4%	13.5%	17.5%
Effective tax rate for the Group	18.2%	16.3%	25.2%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Deferred tax provisions (benefits)	16,839	(15,727)	(12,478)
Current income tax expenses	92,725	77,043	151,319
Income tax expenses	109,564	61,316	138,841

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2019	2020	2021
Statutory EIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment(1)	(16.1)%	(24.1)%	(13.1)%
Research and development super-deduction	(1.4)%	(3.5)%	(7.5)%
Non-deductible expenses and non-taxable income and others (2)	0.4%	(0.6)%	9.2%
Change in valuation allowance	2.4%	14.9%	0.7%
Tax rate difference from statutory rate in other jurisdictions	7.9%	4.6%	10.9%
Effective tax rate for the Group	18.2%	16.3%	25.2%
(1)	Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2018 in 2019, and 2019 in 2020, respectively, as well as preferential tax treatment benefited by certain other PRC entities.
(2)	Included the impact of uncertain tax positions recognized for 2021.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2020	2021

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	8,872	7,875
Valuation allowance	(8,872)	(7,875)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	107,892	126,753
Valuation allowance	(80,872)	(86,216)
Net deferred tax assets	27,020	40,537

Deferred tax liabilities:
Acquired intangible assets	30,999	36,471
Depreciation	1,435	1,662
Investment gain	25,496	28,454
Others	369	316
Total deferred tax liabilities	58,299	66,903